Equity Capital Structure	6 Months Ended
Jun. 30, 2022
Equity Capital Structure [Abstract]
Equity Capital Structure
7.	Equity Capital Structure:

Under the Company’s Articles of Incorporation, as amended, the Company’s authorized capital stock consists of 2,000,000,000 shares, par value $0.001 per share, of which 1,950,000,000 shares are designated as common shares and 50,000,000 shares are designated as preferred shares. For a further description of the terms and rights of the Company’s capital stock and details of its previous equity transactions please refer to Note 8 of the consolidated financial statements for the year ended December 31, 2021, included in the Company’s 2021 Annual Report.

June 2021 at-the-market common stock offering program, as amended on March 31, 2022 (the “ATM Program”)

On June 14, 2021 (the “ATM Program Effective Date”), the Company entered into an equity distribution agreement which was amended and restated on March 31, 2022 (the “Equity Distribution Agreement’). Under the Equity Distribution Agreement, until June 14, 2022, the Company could, from time to time, offer and sell its common shares through an at-the-market offering (the “ATM Program”), having an aggregate offering price of up to $150.0 million. No warrants, derivatives, or other share classes were associated with this transaction. No sales have been effected under the ATM Program during the period ended June 30, 2022, whereas, during the six months ended June 30, 2021, the Company issued and sold 3,563,407 shares, thereby raising gross and net proceeds of $10.1 and $9.7 million, respectively. From the ATM Program Effective Date through to June 14, 2022, the Company had raised gross and net proceeds (after deducting sales commissions and other fees and expenses) of $12.9 million and $12.4 million, respectively, by issuing and selling 4,654,240 common shares under the ATM Program.

Reverse Stock Split

On May 28, 2021, the Company effected a one-for-ten reverse stock split of its common stock without any change in the number of authorized common shares. All share and per share amounts, as well as warrant shares eligible for purchase under the Company’s effective warrant schemes in the accompanying unaudited interim condensed consolidated financial statements have been retroactively adjusted to reflect the reverse stock split.